Shareholders' Equity - Schedule of Outstanding Warrants to Shareholders (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of Outstanding Warrants to Shareholders [Line Items]
Outstanding and exercisable warrants | shares	228,100
Weighted average exercise price of outstanding warrants | $ / shares	$ 2.2
Weighted average Remaining contractual life (years)	1 year 3 months 29 days
Issuance Date	Mar. 05, 2022
Last Date to Exercise	Feb. 05, 2027